United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount, Contracts or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$6,480,000	[1]	Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.834%, (1-month USLIBOR +2.600%), 5/25/2024	$6,716,738
9,620,000	[1]	Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 4.234%, (1-month USLIBOR +3.000%), 7/25/2024	10,082,698
1,820,000	[1]	Structured Agency Credit Risk Debt Note, 2014-DN1, Class M3, 5.734%, (1-month USLIBOR +4.500%), 2/25/2024	2,092,137
2,730,000	[1]	Structured Agency Credit Risk Debt Note, 2014-DN2, Class M3, 4.834%, (1-month USLIBOR +3.600%), 4/25/2024	2,987,320
5,623,673	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 3.434%, (1-month USLIBOR +2.200%), 2/25/2024	5,789,786
1,838,938	[1]	Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.884%, (1-month USLIBOR +1.650%), 4/25/2024	1,865,120
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $26,562,872)	29,533,799
		CORPORATE BONDS—38.8%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,830,595
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	3,215,785
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,062,566
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	531,897
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,942,778
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	11,396,086
1,905,000		Sherwin-Williams Co., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,918,312
2,875,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,920,502
		TOTAL	27,818,521
		Basic Industry - Metals & Mining—0.8%
1,200,000		Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,263,000
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,740,300
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,569,334
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,192,435
6,640,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	7,063,300
4,380,000		Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,530,015
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,626,063
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,734,907
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,321,912
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,274,108
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,673,366
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	2,359,107
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,487,449
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,909,742
		TOTAL	62,745,038
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,968,231
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,652,760
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,638,274
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,462,650
57,000		Westvaco Corp., 7.65%, 3/15/2020	58,830
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	153,686
		TOTAL	19,934,431
		Capital Goods - Aerospace & Defense—0.9%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	9,267,804

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$500,000		Arconic, Inc., 5.87%, 2/23/2022	$548,750
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,114,925
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,899,569
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,877,850
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,825,707
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,746,750
2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	2,245,327
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	4,012,540
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,637,504
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%), 2/15/2042	1,585,675
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	4,209,845
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,888,938
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,215,523
		TOTAL	65,076,707
		Capital Goods - Building Materials—0.3%
9,100,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	9,149,216
5,160,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	5,283,716
342,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	390,125
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,470,782
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,874,341
		TOTAL	19,168,180
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,752,394
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	83,176
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 1.30%, 3/12/2018	999,486
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	511,916
1,350,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/18/2017	1,350,583
		TOTAL	10,697,555
		Capital Goods - Diversified Manufacturing—0.8%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,165,258
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	201,926
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	399,167
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	231,314
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	155,854
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,334,826
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,781,990
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 2.104%, (3-month USLIBOR +0.800%), 4/15/2020	1,769,751
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	603,211
2,500,000	[1]	General Electric Co., Sr. Unsecd. Note, 1.582%, (3-month USLIBOR +0.270%), 8/7/2018	2,504,982
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	402,982
2,000,000		Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,170,876
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,233,228
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.10%, 3/1/2047	4,763,290
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	7,965,387
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,997,037
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,593,305
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,067,207
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	7,814,401
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,952,287

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$6,365,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	$6,349,906
1,565,000	Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	1,587,804
2,280,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	2,433,050
	TOTAL	56,479,039
	Capital Goods - Packaging—0.1%
5,350,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,832,780
	Communications - Cable & Satellite—0.8%
8,875,000	CCO Safari II LLC, 4.908%, 7/23/2025	9,522,982
4,585,000	CCO Safari II LLC, 6.484%, 10/23/2045	5,291,406
4,300,000	Comcast Corp., 3.375%, 2/15/2025	4,463,605
10,200,000	Comcast Corp., Sr. Unsecd. Note, 3.15%, 2/15/2028	10,211,002
6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,529,933
3,000,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,834,894
2,325,000	NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,098,263
3,080,000	NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,151,596
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,194,094
7,000,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,300,046
	TOTAL	60,597,821
	Communications - Media & Entertainment—1.7%
7,088,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	9,374,809
600,000	21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	814,896
15,000,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,553,375
5,200,000	CBS Corp., 4.90%, 8/15/2044	5,595,381
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	4,115,975
11,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	12,009,493
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	14,350,695
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	2,139,562
5,370,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,373,899
10,000,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,506,820
3,220,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,401,578
15,000,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,729,379
3,355,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,568,388
6,250,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,798,621
2,000,000	Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,329,946
8,050,000	Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	7,778,226
4,610,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,946,182
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,808,491
	TOTAL	126,195,716
	Communications - Telecom Wireless—0.5%
4,375,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	4,347,321
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,170,410
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,894,108
8,620,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	8,760,789
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	9,003,000
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,519,415
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,314,874
	TOTAL	37,009,917

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—1.1%
$2,500,000		AT&T, Inc., 5.60%, 5/15/2018	$2,568,852
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,985,024
4,300,000		AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	4,353,854
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,194,968
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	9,067,853
6,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.30%, 8/14/2058	6,217,741
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,223,344
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,879,402
2,000,000		Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,129,940
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,784,192
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,508,634
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,382,090
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,108,882
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,573,244
5,346,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	5,390,083
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,363,935
6,030,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.25%, 3/16/2037	6,522,770
		TOTAL	80,254,808
		Consumer Cyclical - Automotive—1.2%
2,000,000		American Honda Finance Corp., Series 144A, 1.50%, 9/11/2017	2,000,083
4,950,000		American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,264,771
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,052,797
10,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,924,773
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,621,096
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,891,173
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	5,148,319
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,837,346
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,613,024
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,293,138
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,730,920
3,400,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,420,081
5,960,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,960,474
6,300,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,337,785
7,620,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	7,697,304
1,000,000	[1]	Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 1.918%, (3-month USLIBOR +0.600%), 12/6/2018	1,006,598
13,830,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	13,960,313
		TOTAL	91,759,995
		Consumer Cyclical - Leisure—0.2%
12,000,000		Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,919,440
		Consumer Cyclical - Retailers—1.4%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,312,427
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,150,940
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,933,135
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,650,474
5,520,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	5,636,186
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	7,095,263
414,056		CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	453,528
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,788,792
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,452,545

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$5,035,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	$5,297,172
1,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,036,321
8,460,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	8,859,334
4,670,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	5,016,884
12,000,000	Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,871,344
2,540,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,739,710
2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,404,462
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,398,671
4,500,000	Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,500,104
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,827,898
10,400,000	Wal-Mart Stores, Inc., 2.55%, 4/11/2023	10,606,805
	TOTAL	103,031,995
	Consumer Cyclical - Services—0.3%
5,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	5,237,780
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	5,233,425
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,767,259
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,956,943
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,401,305
	TOTAL	19,596,712
	Consumer Non-Cyclical - Food/Beverage—2.3%
250,000	Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	262,118
13,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	14,193,611
6,000,000	Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	6,864,037
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,292,861
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.30%, 9/1/2021	1,054,507
2,138,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,153,931
7,000,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,488,776
2,000,000	The Coca-Cola Co., 1.15%, 4/1/2018	1,997,509
250,000	The Coca-Cola Co., 1.65%, 3/14/2018	250,407
500,000	Conagra Brands, Inc., Sr. Unsecd. Note, 1.90%, 1/25/2018	499,973
14,590,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	14,266,408
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	5,161,628
3,250,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,402,824
8,100,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,712,350
5,920,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	6,105,238
2,810,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	2,977,332
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	10,156,440
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,493,307
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	11,150,744
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,645,761
3,170,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	3,112,622
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.20%, 7/15/2046	10,034,274
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,819,935
6,100,000	PepsiCo, Inc., 2.75%, 4/30/2025	6,166,304
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	2,009,533
3,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,373,823
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	191,876
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	247,936
12,460,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	13,113,710

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$1,450,000	Tyson Foods, Inc., 5.15%, 8/15/2044	$1,666,401
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	2,015,552
5,550,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.55%, 6/2/2047	5,987,510
	TOTAL	169,869,238
	Consumer Non-Cyclical - Health Care—0.6%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,109,969
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	5,003,014
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,537,070
6,170,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,220,437
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,748,744
11,590,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	12,217,511
3,000,000	C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	3,022,722
1,425,000	Humana, Inc., Sr. Unsecd. Note, 7.20%, 6/15/2018	1,483,979
4,390,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	4,543,516
4,525,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,482,624
	TOTAL	44,369,586
	Consumer Non-Cyclical - Pharmaceuticals—1.1%
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	9,387,961
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,550,894
2,500,000	AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,502,797
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,093,648
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,391,109
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,688,533
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,633,122
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,836,989
5,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.95%, 3/1/2027	4,984,223
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,378,463
4,460,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,813,732
1,000,000	Johnson & Johnson, 5.95%, 8/15/2037	1,368,459
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	530,229
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,888,180
10,160,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	10,018,469
10,560,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	9,681,821
7,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	5,919,697
	TOTAL	85,668,326
	Consumer Non-Cyclical - Products—0.4%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.15%, 8/1/2027	3,076,112
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,700,912
14,410,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	15,378,938
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	507,575
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.00%, 6/26/2027	5,631,683
	TOTAL	29,295,220
	Consumer Non-Cyclical - Supermarkets—0.2%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,812,037
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.45%, 2/1/2047	7,544,447
	TOTAL	11,356,484
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,210,427

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	$5,775,036
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,611,438
		TOTAL	14,596,901
		Energy - Independent—0.8%
9,610,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,745,259
5,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	5,093,320
12,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,976,713
7,615,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	7,745,689
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,575,455
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	5,023,875
5,710,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,611,534
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	7,104,722
4,420,000		Marathon Oil Corp., Sr. Unsecd. Note, 4.40%, 7/15/2027	4,480,442
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	870,088
		TOTAL	61,227,097
		Energy - Integrated—1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,181,262
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,516,506
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,445,523
1,550,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.926%, (3-month USLIBOR +0.630%), 9/26/2018	1,554,495
100,000		BP PLC, Deb., 8.75%, 3/1/2032	151,308
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,205,454
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,556,234
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,457,860
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,262,100
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,358,988
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,655,700
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,471,750
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,304,545
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	5,167,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	946,712
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,795,359
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	3,079,703
2,108,000	[1]	Total Capital International SA, Sr. Unsecd. Note, 1.879%, (3-month USLIBOR +0.570%), 8/10/2018	2,118,624
		TOTAL	82,229,623
		Energy - Midstream—1.1%
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,302,956
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,930,902
5,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	5,079,684
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,746,425
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	6,683,391
1,110,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,201,397
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,410,827
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	431,790
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,792,228
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,719,980
5,910,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	6,001,098
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	8,425,787
4,710,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	4,769,249

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	$3,841,444
2,760,000		Williams Partners LP, 5.25%, 3/15/2020	2,972,765
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,866,136
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,396,392
		TOTAL	81,572,451
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,526,287
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,850,349
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,596,875
239,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	224,063
9,600,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,178,111
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	5,026,407
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	242,500
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	5,327,750
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,328,000
		TOTAL	35,300,342
		Energy - Refining—0.3%
6,100,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	6,633,752
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,927,418
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,286,626
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,655,178
		TOTAL	24,502,974
		Financial Institution - Banking—6.6%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	500,433
9,995,000		American Express Co., 2.65%, 12/2/2022	10,154,062
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,000,000
7,210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,493,509
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.357%, (3-month USLIBOR +1.070%), 3/22/2018	2,009,448
6,200,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,350,686
3,690,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,701,404
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,719,607
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,487,955
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,869,105
8,440,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, (3-month USLIBOR +1.500%), 1/20/2028	8,714,147
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,190,286
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	524,380
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,617,932
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,850,462
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	7,092,998
1,740,000		Bank of New York Mellon Corp., Sub. Note, 3.00%, 10/30/2028	1,717,447
16,230,000	[2]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,592,636
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,954,851
4,200,000		Capital One Bank, Series BKNT, 2.95%, 7/23/2021	4,273,417
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,810,363
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,142,326
4,280,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	4,422,733
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	8,212,586
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,995,987
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	4,010,125

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	$7,132,954
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, (3-month USLIBOR +1.450%), 1/10/2028	5,175,537
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	10,014,523
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,131,065
13,600,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,341,684
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,104,586
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,961,345
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,553,035
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,062,527
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,022,538
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	537,604
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,545,025
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	8,046,224
2,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series 1, 2.511%, (3-month USLIBOR +1.200%), 4/30/2018	2,012,701
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	4,043,676
5,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	5,209,349
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,110,702
2,200,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, (3-month USLIBOR +1.150%), 6/5/2023	2,212,131
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	12,103,909
6,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, (3-month USLIBOR +1.480%), 6/5/2028	6,111,248
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,169,130
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	551,100
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,469,270
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,157,390
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	5,940,820
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	10,505,929
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,452,311
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,131,063
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,086,283
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,600,549
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,545,689
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,626,388
1,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 2.214%, (3-month USLIBOR +0.900%), 1/25/2018	1,003,112
3,000,000	[1]	JPMorgan Chase & Co., Series MTN, 3.633%, (1-month USLIBOR +2.000%), 2/25/2021	2,979,900
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	2,019,708
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.54%, 5/1/2028	10,200,288
9,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, (3-month USLIBOR +1.270%), 2/1/2028	9,351,721
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,877,137
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,109,634
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,663,333
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,144,179
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,206,167
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,036,846
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.50%, 5/18/2022	5,049,808
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	2,168,111
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 2.594%, (3-month USLIBOR +1.280%), 4/25/2018	2,013,421
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,407,433
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,640,812
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	557,998

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.875%, (1-month USLIBOR +2.000%), 5/17/2023	$2,045,000
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	10,243,337
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,512,709
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,626,889
5,000,000		PNC Bank National Association, Sr. Unsecd. Note, 2.55%, 12/9/2021	5,070,807
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,022,249
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,166,873
438,457	[3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	300,940
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,668,904
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,182,746
3,310,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	3,318,405
4,160,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,206,847
3,850,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,940,556
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	579,860
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	8,315,207
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,238,395
3,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	3,587,282
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,749,556
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,105,725
		TOTAL	491,389,065
		Financial Institution - Broker/Asset Mgr/Exchange—1.0%
7,925,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,691,171
2,645,000		FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,627,645
6,740,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,420,373
2,300,000		FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,517,050
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,967,935
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	3,208,040
2,810,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	3,098,043
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,359,362
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,482,996
4,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	4,900,900
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,536,253
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,698,815
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	5,015,931
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,594,049
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,418,307
		TOTAL	77,536,870
		Financial Institution - Finance Companies—0.6%
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,605,994
1,235,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,393,574
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,442,257
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,138,439
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,263,273
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	597,446
3,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,112,423
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,067,888
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	283,338
7,520,000		Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,178,411

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$743,000	Susa Partnership LP, Deb., 7.50%, 12/1/2027	$991,065
	TOTAL	47,074,108
	Financial Institution - Insurance - Health—0.2%
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,025,861
6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,147,392
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,680,513
4,795,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	4,887,818
	TOTAL	15,741,584
	Financial Institution - Insurance - Life—1.5%
3,600,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,215,500
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,637,882
11,000,000	American International Group, Inc., 4.50%, 7/16/2044	11,505,902
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,782,732
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,766,520
7,780,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,600,209
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,184,137
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	8,196,572
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,701,500
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.05%, 3/1/2045	10,232,844
300,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	327,008
500,000	MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	524,172
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	15,185,372
3,000,000	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,930,691
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,874,672
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,508,350
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,275,798
8,000,000	Prudential Financial, Inc., 5.10%, 8/15/2043	9,377,353
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,431,776
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	471,682
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,701,972
	TOTAL	113,432,644
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,224,834
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,587,008
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	4,034,462
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,399,929
3,770,000	CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,198,508
4,350,000	Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,509,187
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,869,324
1,000,000	Cincinnati Financial Corp., 6.92%, 5/15/2028	1,311,125
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,310,354
3,615,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,951,352
5,350,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,915,316
5,000,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,401,402
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	11,190,495
	TOTAL	60,903,296
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	12,492,734
3,745,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,943,499

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	$5,304,343
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,029,048
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,256,478
9,900,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,293,054
	TOTAL	38,319,156
	Financial Institution - REIT - Healthcare—0.4%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,169,560
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,502,068
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,853,956
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,898,169
8,260,000	Healthcare Trust of America, 3.70%, 4/15/2023	8,548,240
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.75%, 7/1/2027	3,242,121
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	3,774,983
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,681,334
	TOTAL	33,670,431
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,143,508
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,308,515
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,229,115
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,263,252
5,250,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,649,302
	TOTAL	18,593,692
	Financial Institution - REIT - Other—0.5%
4,610,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,762,015
2,660,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,834,658
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,301,370
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,195,580
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,319,027
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,392,292
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,603,561
	TOTAL	38,408,503
	Financial Institution - REIT - Retail—0.4%
7,000,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,283,860
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,388,580
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,583,925
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	3,941,306
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,725,688
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,667,314
	TOTAL	27,590,673
	Gaming—0.0%
250,000	GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	271,875
	Municipal Services—0.0%
774,637	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	887,282
1,490,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,694,652
	TOTAL	2,581,934
	Sovereign—0.2%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,314,141
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,040,750

Principal Amount, Contracts or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—continued
$3,700,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	$4,967,135
	TOTAL	11,322,026
	State/Provincial—0.2%
10,910,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	11,774,072
	Technology—2.4%
5,605,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,802,611
2,000,000	Apple, Inc., 3.45%, 5/6/2024	2,109,667
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	7,029,194
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,675,338
1,970,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,121,714
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,158,937
1,407,000	BMC Software, Inc., 7.25%, 6/1/2018	1,438,657
1,820,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	1,877,622
6,030,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	6,216,417
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,136,931
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	4,044,677
250,000	Corning, Inc., 4.25%, 8/15/2020	264,694
1,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	2,056,579
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	11,271,623
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,368,500
3,031,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	3,162,225
685,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	725,492
1,385,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	1,573,179
4,975,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	5,460,834
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,794,592
400,000	IBM Corp., 1.875%, 5/15/2019	401,867
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,551,672
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,931,630
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,401,771
3,895,000	Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,615,729
11,630,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	12,455,049
2,546,000	Microsoft Corp., 3.50%, 11/15/2042	2,503,686
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,582,721
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,071,199
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,599,758
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	5,065,595
7,000,000	Oracle Corp., 6.50%, 4/15/2038	9,708,385
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.50%, 5/15/2022	5,079,014
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	512,785
6,370,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	6,419,692
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	2,132,645
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,190,837
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,869,109
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,913,098
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,442,033
	TOTAL	181,737,758
	Transportation - Airlines—0.0%
139,779	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	146,069

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.4%
$1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	$1,965,322
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,492,146
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,235,212
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,648,915
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	5,003,079
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,581,233
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	6,002,920
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,441,014
		TOTAL	32,369,841
		Transportation - Services—0.4%
2,690,000		Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,910,520
6,325,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,272,368
16,750,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	17,373,290
3,125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,119,904
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,069,335
		TOTAL	33,745,417
		Utility - Electric—2.4%
3,150,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,335,955
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,082,655
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,182,506
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,925,350
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,046,767
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,845,615
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,570,877
12,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	11,648,401
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,817,147
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	537,197
6,150,000		EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	6,238,806
11,100,000		Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	11,496,825
5,885,000		Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	7,000,279
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	4,021,714
5,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	6,009,533
3,330,000		Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	3,585,766
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	598,270
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	4,270,824
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,507,778
9,760,000		Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	9,564,667
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,775,676
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,284,814
2,960,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,068,783
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,709,173
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,076,458
8,040,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, (3-month USLIBOR +3.630%), 4/20/2046	8,603,546
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	6,930,317
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	5,174,305
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,092,171
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,871,883
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	874,735
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	326,055

Principal Amount, Contracts or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	$1,473,527
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,605,671
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,435,298
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	528,929
8,300,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	8,182,797
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	525,961
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,537,618
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,986,920
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,638,640
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,962,817
		TOTAL	178,953,026
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	638,496
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,419,013
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	11,031,762
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	3,121,975
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,921,253
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,102,499
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,487,258
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,502,379
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,337,934
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,475,946
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	8,201,609
		TOTAL	47,240,124
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,749,278
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,760,597,623)	2,903,658,339
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
8,490	[1]	FNMA ARM 681769, 2.635%, 1/01/2033	8,852
		Government National Mortgage Association—0.0%
586	[1]	GNMA2 ARM 8717, 2.25%, 10/20/2025	596
1,811	[1]	GNMA2 ARM 80201, 30 Year, 2.125%, 5/20/2028	1,855
		TOTAL	2,451
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,229)	11,303
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.3%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.36%, 4/18/2023	5,068,381
2,509,773		Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,515,301
5,385,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,461,909
104,652		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	104,663
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,070,890
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.17%, 4/17/2023	5,063,761
		TOTAL	22,284,905
		Financial Institution - Finance Companies—0.0%
106,031		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	79,282

Principal Amount, Contracts or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.2%
$5,714,655	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.227%, (1-month USLIBOR +1.000%), 6/15/2028	$5,750,802
4,564,909		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	4,660,331
4,385,316		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.96%, 5/25/2026	4,387,597
		TOTAL	14,798,730
		Student Loans—0.1%
6,000,000	[1]	SLMA 2013-B A2B, Class A2B, 2.327%, (1-month USLIBOR +1.100%), 6/17/2030	6,053,431
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $42,882,266)	43,216,348
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Agency Commercial Mortgage-Backed Securities—0.2%
11,890,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	12,154,660
6,100,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	6,351,238
		TOTAL	18,505,898
		Commercial Mortgage—1.6%
4,359,000		Bank, Class A5, 3.39%, 6/15/2060	4,527,062
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,570,864
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,306,507
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,293,826
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,718,311
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,520,689
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,943,200
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,552,006
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,666,418
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	562,310
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.641%, 9/10/2047	8,534,757
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,638,459
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,697,184
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,755,760
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	9,874,648
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,375,483
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,731,382
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,491,369
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,508,409
		TOTAL	119,268,644
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $134,493,270)	137,774,542
		U.S. TREASURIES—21.0%
		U.S. Treasury Bonds—6.1%
8,117,840		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	8,122,484
75,520,000		United States Treasury Bond, 2.25%, 8/15/2046	68,167,282
34,160,000		United States Treasury Bond, 2.50%, 2/15/2045	32,680,855
31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	29,891,579
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	121,366,625
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,451,261
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,120,825
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	54,957,432
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	39,290,205
14,760,000		United States Treasury Bond, 3.00%, 2/15/2047	15,571,579
17,000,000		United States Treasury Bond, 3.00%, 5/15/2047	17,943,968

Principal Amount, Contracts or Shares			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$33,650,000		United States Treasury Bond, 3.125%, 8/15/2044	$36,402,297
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,888,867
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,536,469
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	10,130,062
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,530,078
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,109,688
		TOTAL	455,161,556
		U.S. Treasury Notes—14.9%
11,191,986		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,249,648
4,134,000		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	4,153,318
43,289,600		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	43,541,234
13,634,048		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,745,043
2,269,498		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	2,261,322
47,109,129	[4]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	46,296,327
26,892,653		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	27,379,678
62,987,400		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	64,697,212
121,400,000		United States Treasury Note, 1.00%, 10/15/2019	120,536,919
3,500,000		United States Treasury Note, 1.125%, 8/31/2021	3,435,469
70,000,000		United States Treasury Note, 1.25%, 1/31/2020	69,808,592
20,000,000		United States Treasury Note, 1.375%, 2/15/2020	20,000,782
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,578,525
332,000,000		United States Treasury Note, 1.375%, 4/30/2021	329,834,231
20,260,000		United States Treasury Note, 1.375%, 8/31/2023	19,716,305
500,000		United States Treasury Note, 1.50%, 1/31/2022	496,484
17,500,000		United States Treasury Note, 1.50%, 8/15/2026	16,653,357
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,324,188
5,900,000		United States Treasury Note, 1.625%, 8/15/2022	5,877,184
18,300,000		United States Treasury Note, 1.625%, 11/15/2022	18,182,765
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	7,088,441
9,400,000		United States Treasury Note, 1.75%, 10/31/2020	9,479,312
5,500,000		United States Treasury Note, 1.75%, 5/31/2022	5,513,965
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,361,198
17,200,000		United States Treasury Note, 1.75%, 1/31/2023	17,169,766
18,700,000		United States Treasury Note, 2.00%, 11/30/2020	18,998,762
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	18,619,937
30,000,000		United States Treasury Note, 2.00%, 6/30/2024	30,124,218
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	4,902,106
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,339,932
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	19,026,643
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,133,984
1,065,000		United States Treasury Note, 2.25%, 11/15/2025	1,081,334
89,500,000		United States Treasury Note, 2.25%, 2/15/2027	90,497,021
30,000,000	[5]	United States Treasury Note, 2.25%, 8/15/2027	30,339,843
15,840,000		United States Treasury Note, 2.375%, 8/15/2024	16,286,119
1,800,000		United States Treasury Note, 2.50%, 5/15/2024	1,865,672
		TOTAL	1,114,596,836
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,546,743,777)	1,569,758,392

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
$7,645	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	$8,536
69,895	Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	77,769
4,934	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,638
15,604	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	17,776
46,677	Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	49,003
23,347	Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	24,734
49,783	Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	52,488
112,495	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	119,360
106,066	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	111,525
64,686	Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	68,381
	TOTAL	535,210
	Federal National Mortgage Association—0.1%
8,283	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	9,753
20,764	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	21,873
140,804	Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	155,637
47,646	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	54,673
36,916	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	41,013
40,467	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	46,977
7,734	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	7,793
37,370	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	41,483
13,056	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	13,186
133,103	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	152,396
9,873	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	10,041
9,893	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	10,009
15,346	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	17,061
26,057	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	28,934
40,793	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	45,320
14,545	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	16,677
37,610	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	39,269
29,485	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	33,034
167,149	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	176,675
99,784	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	109,804
1,491,872	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,590,480
790,471	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	842,719
	TOTAL	3,464,807
	Government National Mortgage Association—0.0%
5,585	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	6,265
3,198	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,678
3,304	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	3,834
7,195	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	8,287
6,643	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	7,293
9,801	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,287
72	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	75
3,442	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	4,030
747	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	884
616	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	715
10,126	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	11,784
5,798	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	6,623
5,900	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	6,894

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$45,184	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	$50,173
32,586	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	36,183
10,463	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	11,625
49,889	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	55,428
60,639	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	67,396
33,340	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	36,916
70,887	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	77,629
29,041	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	31,806
27,335	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	30,378
62,498	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	68,448
16,785	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	18,777
9,199	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	10,515
8,219	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	9,514
323	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	375
383	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	443
669	Government National Mortgage Association, Pool 433749, 6.00%, 5/15/2028	758
2,071	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,413
59	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	70
77,354	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	89,030
1,716	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	1,988
1,502	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,693
12,870	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	15,227
51,404	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	60,439
46,225	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	47,420
3,189	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	3,529
5,658	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,608
153,589	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	180,332
726	Government National Mortgage Association, Pool 563680, 5.00%, 12/15/2017	728
300	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	350
337	Government National Mortgage Association, Pool 577739, 5.00%, 9/15/2017	337
2,140	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	2,348
11,605	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	12,740
1,157	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	1,174
23,510	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	27,140
40,013	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	46,205
4,256	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	4,336
609	Government National Mortgage Association, Pool 614968, 5.00%, 11/15/2018	620
67,017	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	72,155
34,436	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	40,435
25,418	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	25,862
4,152	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	4,838
57,499	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	64,052
713,890	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	806,207
230,527	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	259,339
116,966	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	131,457
122,720	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	135,437
47,355	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	51,051
187,536	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	202,706
14,588	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	16,410

Principal Amount, Contracts or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$20,171	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	$23,066
17,884	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	20,314
	TOTAL	2,936,069
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,348,685)	6,936,086
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	12,360,221
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,971,000
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,035,262)	22,331,221
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.0%
68,572	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.475%, 8/15/2039	68,488
	Federal Home Loan Mortgage Corporation—0.0%
1,244,488	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,365,063
139,311	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	141,676
204,709	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	220,796
943,167	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	1,034,589
	TOTAL	2,762,124
	Federal National Mortgage Association—0.0%
47	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	47
317	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	330
35,398	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	35,681
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,300,701
	TOTAL	2,336,759
	Government National Mortgage Association—0.1%
2,988,459	Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	3,237,800
268,937	Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	277,325
	TOTAL	3,515,125
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,503,308)	8,682,496
	FOREIGN GOVERNMENT/AGENCY—0.1%
	Sovereign—0.1%
9,300,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $9,681,418)	9,704,550
	PURCHASED PUT OPTIONS—0.0%
56,500,000	EUR PUT/USD CALL, Barclays Bank PLC Counterparty, Notional Amount $56,500,000, Exercise Price $1.13, Expiration Date 10/27/2017	51,754
44,205,150	EUR PUT/USD CALL, J.P. Morgan Chase & Co. Counterparty, Notional Amount $44,205,150, Exercise Price $1.20, Expiration Date 9/19/2017	630,852
1,000	United States Treasury Note 5-Year Futures, Citigroup Global Markets, Inc. Counterparty, Notional Amount $118,500,000, Excise Price $117.25, Expiration Date 9/22/2017	15,625
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $823,869)	698,231
	INVESTMENT COMPANIES—36.2%[6]
24,487,553	Emerging Markets Core Fund	250,752,545
12,457,617	Federated Bank Loan Core Fund	125,697,357
128,083,654	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[8]	128,109,270
137,769,533	Federated Mortgage Core Portfolio	1,363,918,374
38,797,439	Federated Project and Trade Finance Core Fund	355,772,519

Principal Amount, Contracts or Shares		Value
	INVESTMENT COMPANIES—continued[6]
75,252,334	High Yield Bond Portfolio	$486,130,075
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,620,517,652)	2,710,380,140
	REPURCHASE AGREEMENT—0.5%
30,937,500	Interest in $1,095,000,000 joint repurchase agreement 1.08%, dated 8/31/2017 under which Bank of America N.A. will repurchase securities provided as collateral for $1,095,032,850 on 9/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,127,883,836 (purchased with proceeds from securities lending collateral). (AT COST)	30,937,500
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $7,207,138,731)[9]	7,473,622,947
	OTHER ASSETS AND LIABILITIES - NET—0.1%[10]	7,444,648
	TOTAL NET ASSETS—100%	$7,481,067,595
At August 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	3,750	$811,171,875	December 2017	$344,062
[11]Euro-Bund Short Futures	685	$132,275,558	December 2017	$381,181
11U.S. Treasury Note 5-Year Short Futures	1,820	$215,670,000	December 2017	$(295,435)
11U.S. Treasury Note 10-Year Short Futures	1,962	$249,143,344	December 2017	$(678,852)
11U.S. Treasury Note 10-Year Ultra Short Futures	899	$122,741,594	December 2017	$(514,733)
11U.S. Treasury Ultra Bond Short Futures	1,551	$262,215,938	December 2017	$(1,542,373)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,306,150)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,422,504,533 and $1,123,337,398, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
11/10/2017	Bank of America N.A.	45,857,870 CAD	$36,500,000	$248,210
11/10/2017	Bank of America N.A.	45,878,635 CAD	$36,620,000	$144,849
Contracts Sold:
11/10/2017	Bank of America N.A.	22,323,517 CAD	$17,830,000	$(58,953)
11/10/2017	Bank of America N.A.	45,670,633 CAD	$36,620,000	$21,833
11/10/2017	Bank of America N.A.	45,758,225 CAD	$36,500,000	$(168,359)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$187,580
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,204,988 and $667,809, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2017, the Fund had the following outstanding written options contracts.
Name of Broker, Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Bank of America	[10]Bank of America Merrill Lynch EUR CALL/USD PUT (Call Option)	60,250,000	$60,250,000	September 2017	$1.21	$(284,862)
Bank of America	[10]Bank of America Merrill Lynch EUR PUT/USD CALL (Put Option)	58,750,000	$58,750,000	September 2017	$1.18	$(218,315)
(PREMIUMS RECEIVED $517,750)						$(503,177)
The average market value of written put and call options held by the Fund throughout the period was $23,258 and $68,217, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

The average market value of purchased put and call options held by the Fund throughout the period was $102,170 and $61,146, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$30,339,843	$30,937,500
6	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2017	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	25,079,469	2,082,401	(2,674,317)	24,487,553	$250,752,545	$7,092,378	$(1,232,671)	$13,074,851
Federated Bank Loan Core Fund	11,188,254	1,269,363	—	12,457,617	$125,697,357	$(193,519)	$—	$4,389,505
Federated Institutional Prime Value Obligations Fund, Institutional Shares	29,197,826	883,422,303	(784,536,475)	128,083,654	$128,109,270	$(20)	$(7,855)	$497,955
Federated Mortgage Core Portfolio	160,628,695	11,954,047	(34,813,209)	137,769,533	$1,363,918,374	$12,462,903	$(1,921,280)	$30,053,471
Federated Project and Trade Finance Core Fund	36,232,401	2,565,038	—	38,797,439	$355,772,519	$(4,794,017)	$—	$10,605,207
High Yield Bond Portfolio	79,327,798	4,490,089	(8,565,553)	75,252,334	$486,130,075	$16,960,799	$23,552	$22,207,144
TOTAL OF AFFILIATED TRANSACTIONS	341,654,443	905,783,241	(830,589,554)	416,848,130	$2,710,380,140	$31,528,524	$(3,138,254)	$80,828,133
7	All or a portion of this security is held as collateral for securities lending.
8	7-day net yield.
9	At August 31, 2017, the cost of investments for federal tax purposes was $7,207,138,731. The net unrealized appreciation of investments for federal tax purposes was $264,380,219. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $309,044,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,663,885. The amounts presented are inclusive of derivative contracts.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 —significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$29,533,799	$—	$29,533,799
Corporate Bonds	—	2,903,357,399	300,940	2,903,658,339
Adjustable Rate Mortgages	—	11,303	—	11,303
Asset-Backed Securities	—	43,216,348	—	43,216,348
Commercial Mortgage-Backed Securities	—	137,774,542	—	137,774,542
U.S. Treasury	—	1,569,758,392	—	1,569,758,392
Mortgage-Backed Securities	—	6,936,086	—	6,936,086
Municipal Bonds	—	22,331,221	—	22,331,221
Collateralized Mortgage Obligations	—	8,682,496	—	8,682,496
Foreign Governments/Agencies	—	9,704,550	—	9,704,550
Purchased Put Options	—	698,231	—	698,231
Repurchase Agreement	—	30,937,500	—	30,937,500
Investment Companies[1]	128,109,270	—	—	2,710,380,140
TOTAL SECURITIES	$128,109,270	$4,762,941,867	$300,940	$7,473,622,947
Other Financial Instruments
Assets
Futures Contracts	$725,243	$—	—	$725,243
Foreign Exchange Contracts	—	414,892	—	414,892
Liabilities
Futures Contracts	(3,031,393)	—	—	(3,031,393)
Foreign Exchange Contracts	—	(227,312)	—	(227,312)
Written Option Contracts	—	(503,177)	—	(503,177)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,306,150)	$(315,597)	$—	$(2,621,747)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $2,582,270,870 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017